Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-Current Assets
Property, plant and equipment	€ 112,719	€ 34,947
Intangible assets and goodwill	171,726	84,250
Deferred tax asset	1,134	159
Trade and other receivables	10,786	8,209
Total Non-Current Assets	296,365	127,565
Current Assets
Inventory	11,820	5,716
Loans to executives	4,244
Trade and other receivables	51,424	8,509
Prepayments	18,956	4,733
Cash and cash equivalents	67,080	96,644	[1]
Total Current Assets	153,524	115,602
TOTAL ASSETS	449,889	243,167
Capital and reserves
Share capital	239,103	227,333
Share premium	288,539	139,752
Other reserves	51,425	7,035
Accumulated deficit	(258,756)	(174,875)
Total Equity	320,311	199,245
Non-Current Liabilities
Deferred tax liability	2,750
Loans and borrowings	87,907	19,943
Total Non-Current Liabilities	90,657	19,943
Current Liabilities
Current tax liabilities	501	124
Loans and borrowings	4,255	3,045
Trade and other payables	34,165	20,810
Total Current Liabilities	38,921	23,979
TOTAL EQUITY AND LIABILITIES	449,889	€ 243,167
Arrival Group [Member]
Current Assets
Cash and cash equivalents	28
Total Current Assets	28
TOTAL ASSETS	28
Capital and reserves
Share capital	30
Accumulated deficit	(3,387)
Total Equity	(3,357)
Current Liabilities
Trade and other payables	3,385
Total Current Liabilities	3,385
TOTAL EQUITY AND LIABILITIES	€ 28

[1]	Restated to reflect reclassification of cash flows described in note 2